Loan operations - Additional Information (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Disclosure Detail Of Loan Operations [Line Items]
Expected credit loss on financial assets at amortised cost loans from operations	R$ 7,056	R$ 2
Pledged Asset Loan and Credit Card
Disclosure Detail Of Loan Operations [Line Items]
Percentage of the total credit porfolio	94.00%	0.00%
Expected credit loss on financial assets at amortised cost loans from operations	R$ 7,056
Expected credit loss as a percentage of the total credit portfolio	0.50%	0.00%